Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings
Borrowings

13. Borrowings

An analysis of the borrowings is as follows:

	As of December 31,
	2018	2019
Amounts due within one year	531,209	268,090
Less: unamortized deferred loan/bond issuance costs	(10,659)	(12,668)
Borrowings, current portion	520,550	255,422
Amounts due after one year	2,344,389	2,930,221
Less: unamortized premium	—	1,457
Less: unamortized deferred loan/bond issuance costs	(36,480)	(39,705)
Borrowings, non-current portion	2,307,909	2,891,973
Total	2,828,459	3,147,395

Bank Loans-secured

Terminated facility:

(a)          Citibank N.A., Nordea Bank Finland plc, London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas loan

On November 12, 2014, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners and GasLog Partners Holdings LLC entered into a loan agreement with Citibank N.A., London Branch, acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a credit facility for up to $450,000 (the “Old Partnership Facility”) for the purpose of refinancing in full the existing debt facilities. The agreement provides for a single tranche that was drawn on November 18, 2014. The credit facility bears interest at LIBOR plus a margin. The balance outstanding as of December 31, 2018 is $360,000 (December 31, 2017: $382,500) and is repayable in 4 equal quarterly installments of $5,625 each and a final balloon payment of $337,500 payable concurrently with the last quarterly installment in November 2019. In February 2019, the Partnership signed a debt refinancing of up to $450,000 with certain financial institutions (refer to (d) below), in order to refinance such indebtedness. On March 6, 2019, the Partnership used $354,375 drawn down under the new facility to prepay the outstanding debt of GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd. and GAS-seventeen Ltd., which would have been due in November 2019. On March 7, 2019, the Old Partnership Facility was terminated and the respective unamortized loan fees of $988 were written-off to profit or loss.

Existing facilities:

(a)          Citibank, N.A., London Branch, Nordea Bank AB, London Branch, The Export-Import Bank of Korea, Bank of America, National Association, BNP Paribas, Crédit Agricole Corporate and Investment Bank, Credit Suisse AG, HSBC Bank plc, ING Bank N.V., London Branch, KEB HANA Bank, London Branch, KfW IPEX-Bank GmbH, National Australia Bank Limited, Oversea-Chinese Banking Corporation Limited, Société Générale and The Korea Development Bank loan

On October 16, 2015, GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. entered into a debt financing agreement with 14 international banks for $1,311,356 to partially finance the delivery of the eight newbuildings expected to be delivered in 2016, 2018 and 2019. The financing is backed by the Export Import Bank of Korea (“KEXIM”) and the Korea Trade Insurance Corporation (“K-Sure”), who are either directly lending or providing cover for over 60% of the facility.

The loan agreement provides for four tranches of $412,458,  $201,094,  $206,115 and $491,690. The facility is also sub-divided into eight loans, one loan per newbuilding vessel, to be provided for each of the vessels on a pro rata basis under each of the four tranches. Each drawing under the first three tranches shall be repaid in 24 consecutive semi-annual equal installments commencing six   months after the actual delivery of the relevant vessel according to a 12‑year profile. Each drawing under the fourth tranche shall be repaid in 20 consecutive semi-annual equal installments commencing six months after the actual delivery of the relevant vessel according to a 20-year profile, with a balloon payment together with the final installment. On March 22, 2016 and June 24, 2016, $162,967 was drawn down on each date with respect to the deliveries of the GasLog Greece and the GasLog Glasgow, on September 26, 2016 and October 25, 2016, $160,697 was drawn down on each date with respect to the deliveries of the GasLog Geneva and the GasLog Gibraltar, on January 2, 2018 and March 14, 2018, $166,210 was drawn on each date with respect to the deliveries of the GasLog Houston and the GasLog Hong Kong, while on March 23, 2018 and March 11, 2019, $165,805 was drawn down on each date with respect to the deliveries of the GasLog Genoa and the GasLog Gladstone.  The aggregate balance outstanding under the loan facility as of December 31, 2019 was $1,103,442 (December 31, 2018:  $1,024,655). Amounts drawn bear interest at LIBOR plus a margin. The vessel-owning entities that made the drawdowns are also required to maintain at all times minimum liquidity of $1,500 and are in compliance as of December 31, 2019.

As of December 31, 2019, commitment, arrangement, coordination, agency, bookrunner and legal fees for obtaining the undrawn portion of the financing were netted off debt on the respective drawdown dates (December 31, 2018:  $4,526 were classified under Deferred financing costs in the statements of financial position).

(b)          ABN AMRO Bank N.V., DNB (UK) Ltd., DVB Bank America N.V., Commonwealth Bank of Australia, ING Bank N.V., London Branch, Credit Agricole Corporate and Investment Bank and National Australia Bank Limited loan

On February 18, 2016, GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. entered into a credit agreement to refinance the debt maturities that were scheduled to become due in 2016 and 2017 (the “Five Vessel Refinancing”). The Five Vessel Refinancing comprises a five-year senior tranche facility of up to $396,500 and a two-year bullet junior tranche facility of up to $180,000. The vessels covered by the Five Vessel Refinancing are the GasLog Partners-owned Methane Alison Victoria,  Methane Shirley Elisabeth and Methane Heather Sally and the GasLog-owned Methane Lydon Volney and Methane Becki Anne.

On April 5, 2016, $395,450 and $179,750 under the senior and junior tranche, respectively, of the Five Vessel Refinancing were drawn to partially refinance $644,000 of the outstanding debt of GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd.. The balance of $68,800 was paid from available cash. Following the decrease in the aggregate available amount by $1,300, the senior tranche facility provides for four advances of $72,288 each and a fifth advance of $106,298. The first four advances shall be repaid in 20 quarterly equal installments commencing three months after the relevant drawdown dates while the fifth advance shall be repaid in 17 quarterly equal installments commencing 12 months after the relevant drawdown date, with a balloon payment together with the final installments. The junior tranche facility provides for four advances of $29,958 each and a fifth advance of $59,918. Each advance under the junior tranche shall be repaid in full 24 months after the relevant drawdown dates.

On April 5, 2017, GasLog prepaid $150,000 under the junior tranche facility agreement. The prepayment was applied to the advances as follows: $29,958 applies to Advance A (GAS-eighteen Ltd.), $20,042 applies to Advance B (GAS-nineteen Ltd.), $20,042 applies to Advance C (GAS-twenty Ltd.), $20,042 applies to Advance D (GAS-twenty one Ltd.) and $59,918 applies to Advance E (GAS-twenty seven Ltd.). The prepayment did not result in substantially different terms and was accounted for as a debt modification. Consequently, the unamortized loan fees of $1,016 were amortized based on the revised effective interest rate over the remaining life of each Advance.

On January 5, 2018, GasLog Partners prepaid the remaining $29,750 under the junior tranche facility agreement, which was subsequently cancelled. The prepayment was applied to the advances as follows: $9,917 applies to Advance B (GAS-nineteen Ltd.), $9,917 applies to Advance C (GAS-twenty Ltd.) and $9,916 applies to Advance D (GAS-twenty one Ltd.). The prepayment resulted in an accelerated amortization as of December 31, 2017 of $213.

The aggregate balance outstanding under the senior tranche as of December 31, 2019 is $289,709 (December 31, 2018:  $321,439). Amounts drawn bear interest at LIBOR plus a margin. The five vessel-owning entities that made the drawdowns are also required to maintain at all times minimum liquidity of $1,500 and are in compliance as of December 31, 2019.

(c)          Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, London Branch, Skandinaviska Enskilda Banken AB (publ), HSBC Bank plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V. loan

On July 19, 2016, GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. entered into a credit agreement with a number of international banks (the “Legacy Facility Refinancing”) to refinance the existing indebtedness on eight of GasLog’s on-the-water vessels of up to $1,050,000, extending the maturities of six existing credit facilities to 2021. The vessels covered by the Legacy Facility Refinancing are the GasLog Savannah, the GasLog Singapore, the GasLog Skagen, the GasLog Seattle, the Solaris, the GasLog Saratoga, the GasLog Salem and the GasLog Chelsea.

The Legacy Facility Refinancing is comprised of a five-year term loan facility of up to $950,000 and a revolving credit facility of up to $100,000. On July 25, 2016, the available amount of $950,000 under the term loan facility and $11,641 under the revolving credit facility were drawn to refinance the aggregate existing indebtedness of $959,899 of GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. Amounts drawn bear interest at LIBOR plus a margin. On January 17, 2017, $30,000 was drawn under the revolving credit facility. On July 3, 2017, the full drawn amount of $41,641 under the revolving credit facility was repaid. On November 13, 2018, $25,940 was drawn under the revolving credit facility, which was repaid on December 12, 2018.

The balance outstanding as of December 31, 2019 of $775,000 under the term loan facility shall be repaid in three semi-annual installments of $29,167 each and a balloon repayment of $687,500 five years after drawdown (December 31, 2018: $833,333). The outstanding balance under the revolving credit facility as of December 31, 2019 was $0, while the available amount of $100,000 can be drawn and repaid at any time until January 2021 and July 2021, respectively. The aforementioned vessel-owning entities are also required to maintain at all times minimum liquidity of $1,500 and are in compliance as of December 31, 2019.

(d)          Credit Suisse AG, Nordea Bank Abp, filial I Norge and Iyo Bank Ltd., Singapore Branch

On February 20, 2019, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners and GasLog Partners Holdings LLC entered into a loan agreement with Credit Suisse AG, Nordea Bank Abp, filial I Norge and Iyo Bank Ltd., Singapore Branch, each an original lender and Nordea acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a credit facility of up to $450,000 (the “2019 Partnership Facility”) for the purpose of refinancing in full the Old Partnership Facility described above. Subsequently, on the same date, the Development Bank of Japan, Inc. entered the facility as lender via transfer certificate. The vessels covered by the 2019 Partnership Facility are the GasLog Shanghai, the GasLog Santiago, the GasLog Sydney, the Methane Rita Andrea and the Methane Jane Elizabeth.

The agreement provides for an amortizing revolving credit facility which can be repaid and redrawn at any time, subject to the outstanding amount immediately after any drawdown not exceeding (i) 75% of the aggregate of the market values of all vessels under the agreement, or (ii) the total facility amount. The total facility amount reduces in 20 equal quarterly amounts of $7,357, with a final balloon amount of up to $302,860, together with the last quarterly reduction in February 2024. The credit facility bears interest at LIBOR plus a margin. On March 6, 2019, the Partnership drew down $360,000 under the 2019 Partnership Facility, out of which $354,375 was used to prepay the outstanding debt under the Old Partnership Facility, which would have been due in November 2019. On April 1, 2019, the Partnership drew down an additional $75,000 under the 2019 Partnership Facility. The aggregate balance outstanding as of December 31, 2019 is $425,949.

(e)          ABN AMRO BANK N.V. and Oversea-Chinese Banking Corporation Limited (“OCBC”)

On June 25, 2019, GasLog Hellas-1 Special Maritime Enterprise entered into a loan agreement with ABN AMRO BANK N.V. and OCBC, for the financing of the GasLog Warsaw, which was delivered on July 31, 2019 (the “GasLog Warsaw Facility”). The agreement provides for a single tranche of $129,500 that was drawn on July 25, 2019 and is repayable in 28 equal quarterly installments of $1,619 each and a final balloon payment of $84,175 payable concurrently with the last quarterly installment in June 2026. The loan bears interest at LIBOR plus a margin. The balance outstanding as of December 31, 2019 is $127,881.

Undrawn facility:

(a)          Citibank, N.A., London Branch, DNB (UK) Ltd., Skandinaviska Enskilda Banken AB (publ), The Export-Import Bank of Korea, Bank of America, National Association, BNP Paribas, Seoul Branch, Commonwealth Bank of Australia, KfW IPEX-Bank GmbH, National Australia Bank Limited, Oversea-Chinese Banking Corporation Limited, Société Générale, Standard Chartered Bank, The Korea Development Bank and KB Kookmin Bank

On December 12, 2019, GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd. entered into a loan agreement (the “7xNB Facility”) with 13 international banks, with Citibank N.A. London Branch and DNB Bank ASA, London Branch acting as agents on behalf of the other finance parties. The financing is backed by KEXIM and K-Sure, who are either directly lending or providing cover for over 60% of the facility. The agreement of up to $1,052,791 partially finances the delivery of seven newbuildings scheduled to be delivered in 2020 and 2021. The loan agreement provides for four tranches of $176,547, $174,787, $356,671 and $344,786. The facility will be also sub-divided into seven loans, one loan per newbuilding vessel, to be provided for each of the vessels on a pro rata basis under each of the four tranches. Each drawing under the first three tranches shall combine to be repaid in 24 consecutive semi-annual equal instalments commencing six months after the actual delivery of the relevant vessel according to an average 12-year profile. Each drawing under the fourth tranche shall be repaid in a single bullet seven years after the actual delivery of the relevant vessel.

As of December 31, 2019, commitment, underwriting and legal fees of $11,592 for obtaining the undrawn portion of the financing are classified under Deferred financing costs in the statement of financial position and will be netted off debt on the respective drawdown dates.

Securities covenants and guarantees

The obligations under the aforementioned facilities are secured by a first priority mortgage over the vessels, a pledge or negative pledge of the share capital of the respective vessel owning companies and a first priority assignment of earnings and insurance related to the vessels, including charter revenue, management revenue and any insurance and requisition compensation. Obligations under the 2019 Partnership Facility are facilities guaranteed by the Partnership and GasLog Partners Holdings LLC, obligations under the Five Vessel Refinancing are guaranteed by GasLog, by the Partnership and GasLog Partners Holdings LLC for up to the value of the commitments relating to the Methane Alison Victoria,  Methane Shirley Elisabeth,  Methane Heather Sally and the Methane Becki Anne and by GasLog Carriers Ltd. for up to the value of the commitments on the remaining vessels, obligations under the Legacy Facility Refinancing are guaranteed by GasLog, by the Partnership and GasLog Partners Holdings LLC for up to the value of the commitments relating to the GasLog Seattle and the Solaris and by GasLog Carriers Ltd. for up to the value of the commitments on the remaining vessels, obligations under the debt agreement entered into in October 2015 are guaranteed by GasLog, the Partnership and GasLog Partners Holdings LLC for up to the value of the commitments relating to the GasLog Greece, the GasLog Geneva, the GasLog Glasgow and the GasLog Gibraltar and by GasLog Carriers Ltd. for up to the value of the commitments on the remaining vessels, while obligations under the GasLog Warsaw debt agreement and the 7xNB Facility are guaranteed by GasLog and GasLog Carriers Ltd.. The facilities include customary respective covenants, and among other restrictions the facilities include a fair market value covenant pursuant to which the majority lenders may request additional security under the facilities if the aggregate fair market value of the collateral vessels (without taking into account any charter arrangements) were to fall below 120% of the aggregate outstanding principal balance (with respect to each individual vessel in the debt financing agreement entered into in October 2015 and the 7xNB Facility, below 115% of the outstanding principal balance of that vessel for the first two years after each drawdown and below 120% at any time thereafter). The Group was in compliance with the required minimum security coverage as of December 31, 2019.

Bonds

On June 27, 2013, GasLog issued NOK 500,000 (or $83,206 based on the exchange rate on June 27, 2013) of senior unsecured bonds maturing on June 27, 2018 (the “NOK 2018 Bonds”). On May 2, 2014, GasLog closed a follow-on issue of NOK 500,000 (or $83,612 based on the exchange rate on closing date) of the NOK 2018 Bonds at a premium of $4,180 (based on the exchange rate on closing date). On June 27, 2016, GasLog repurchased and cancelled NOK 588,000 (or $70,677) of the outstanding NOK 2018 Bonds at a price of 103.0% of par value, resulting in a loss of $2,120. On June 27, 2017, GasLog completed the repurchase of the outstanding balance of the NOK 2018 Bonds at a price of 103.0% of par value, resulting in a loss of $1,459, for a total consideration of NOK 424,360  ($70,783 at the swapped rate under the associated CCSs). The aforementioned repurchase was considered an extinguishment of the existing NOK 2018 Bonds, and as a result, the unamortized bond fees and premium of $283 (gain) were written off to profit or loss for the year ended December 31, 2017.

On June 27, 2016, GasLog also completed the issuance of NOK 750,000 (equivalent to $90,150) of new senior unsecured bonds (the “NOK 2021 Bonds”)  in the Norwegian bond market. The NOK 2021 Bonds were due to  mature in May 2021 and have a coupon of 6.9% over three-month Norwegian Interbank Offered Rate (“NIBOR”). On November 27, 2019, GasLog repurchased and cancelled NOK 316,000 of the outstanding NOK 2021 Bonds at a price of 104.75% of par value, resulting in a loss of $1,644.

The NOK 2021 Bonds bear interest at NIBOR plus margin. Interest payments are made in arrears on a quarterly basis. GasLog may redeem the NOK 2021 Bonds in whole or in part as follows: (a) with settlement date at any time from June 27, 2019 to but not including June 27, 2020 at 104.0% of par plus accrued interest on redeemed amount, (b) with settlement date at any time from June 27, 2020 to but not including December 27, 2020 at 102.50% of par plus accrued interest on redeemed amount, and (c) with settlement date at any time from December 27, 2020 to but not including the maturity date at 101.0% of par plus accrued interests on redeemed amount. Subsequently, on January 31, 2020, GasLog repurchased and cancelled the outstanding NOK 2021 Bonds, at a price of 104% of par value.

On March 22, 2017, GasLog closed a public offering of $250,000 aggregate principal amount of 8.875% senior unsecured notes due in 2022 (the “8.875% Senior Notes”) at a public offering price of 100% of the principal amount. On May 16, 2019, GasLog closed a follow-on issue of $75,000 aggregate principal amount of the 8.875% Senior Notes priced at 102.5% of par with a yield to maturity of 7.89%. The gross proceeds from this offering were $76,875, including a $1,875 premium. The carrying amount under the 8.875% Senior Notes, net of unamortized financing costs and premium as of December 31, 2019, was $322,938 (December 31, 2018: $246,760). In addition, GasLog paid $10,000 for the partial exchange of the outstanding 8.875% Senior Notes at a price of 104.75% of par value, resulting in a loss of $475. The exchange was completed in January 2020.

Interest payment on the 8.875% Senior Notes is made in arrears on a quarterly basis. GasLog may redeem the 8.875% Senior Notes, in whole or in part, at any time and from time to time at a redemption price equal to the greater of (a) 100% of the principal amount of such notes and (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon (exclusive of interest accrued to but excluding the date of redemption), computed using a discount rate equal to the applicable treasury rate plus 50 basis points, plus accrued and unpaid interest thereon to the date of redemption.

On November 27, 2019, GasLog completed the issuance of NOK 900,000 (equivalent to $98,550) of new senior unsecured bonds (the “NOK 2024 Bonds”) in the Norwegian bond market. The NOK 2024 Bonds will mature in November 2024 and bear interest at NIBOR plus margin. Interest payments shall be made in arrears on a quarterly basis. GasLog may redeem the aforementioned bond in whole or in part as from May 2024 at 101% of par plus accrued interests on the redeemed amount.

The carrying amount under the NOK 2021 Bonds  and the NOK 2024 Bonds, net of unamortized financing costs and unamortized premium, as of December 31, 2019 was $149,433 (carrying amount under the NOK 2021 Bonds as of December 31, 2018: $85,231) while their fair value was $157,383 based on a USD/NOK exchange rate of 0.1134 as of December 31, 2019 (December 31, 2018: $91,664, based on a USD/NOK exchange rate of 0.1149).

Corporate guarantor financial covenants

GasLog Partners’ financial covenants

GasLog Partners as corporate guarantor for the 2019 Partnership Facility and the Five Vessel Refinancing is subject to specified financial covenants on a consolidated basis. These financial covenants include the following as defined in the agreements:

(i)

the aggregate amount of cash and cash equivalents, short-term investments and available undrawn facilities with remaining maturities of at least six months (excluding loans from affiliates) must be at least $45,000;

(ii)	total indebtedness divided by total assets must be less than 65.0%;
(iii)

the Partnership is permitted to declare or pay any dividends or distributions, subject to no event of default having occurred or occurring as a consequence of the payment of such dividends or distributions.

The 2019 Partnership Facility and the Five Vessel Refinancing also impose certain restrictions relating to GasLog Partners, including restrictions that limit its ability to make any substantial change in the nature of its business or to change the corporate structure without approval from the lenders.

Compliance with the financial covenants is required on a semi-annual basis. GasLog Partners was in compliance with the respective financial covenants as of December 31, 2019.

GasLog’s financial covenants

GasLog, as corporate guarantor for the loan facilities (except for the 2019 Partnership Facility) and NOK 2024 Bonds, is subject to specified financial covenants on a consolidated basis.

The financial covenants include the following:

(i)	net working capital (excluding the current portion of long-term debt) must be not less than $0;
(ii)	total indebtedness divided by total assets must not exceed 75.0%;
(iii)	the aggregate amount of cash and cash equivalents and short-term investments must be at least $75,000;
(iv)

the ratio of EBITDA over our debt service obligations (including interest and debt repayments) on a trailing 12 months' basis must be not less than 110.0%. The ratio shall be regarded as having been complied with even if the ratio falls below the stipulated 110% when cash and cash equivalent and short-term investments are at least $110,000;

(v)	the Group’s market value adjusted net worth must at all times be not less than $350,000; and
(vi)	GasLog is permitted to declare or pay any dividends, subject to no event of default having occurred or occurring as a consequence of the payment of such dividends.

The credit facilities also impose certain restrictions relating to GasLog, including restrictions that limit its ability to make any substantial change in the nature of its business or to engage in transactions that would constitute a change of control, as defined in the relevant credit facilities, without repaying all of the Group’s indebtedness in full, or to allow the Group’s largest shareholders to reduce their shareholding in GasLog below specified thresholds.

In addition, the terms of the NOK 2024 Bonds include a dividend restriction according to which GasLog may not (i) declare or make any dividend payment or distribution, whether in cash or in kind, (ii) re-purchase any of the Group’s shares or undertake other similar transactions (including, but not limited to, total return swaps related to the Group’s shares), or (iii) grant any loans or make other distributions or transactions constituting a transfer of value to the Group’s shareholders (items (i), (ii) and (iii) collectively referred to as the “Distributions”) that in aggregate exceed during any calendar year $1.10/share. Notwithstanding the foregoing, GasLog may make any amount of Distributions, so long as the Group’s cash and cash equivalents and short-term investments exceed $150,000, provided that GasLog can demonstrate, by delivering a compliance certificate to the bond trustee, that no event of default is continuing or would result from such Distributions.

GasLog, as corporate guarantor for the NOK 2021 Bonds and the 8.875% Senior Notes, is subject to specified financial covenants on a consolidated basis.

The financial covenants include the following:

(i)	net working capital (excluding the current portion of long-term debt) must be not less than $0;
(ii)	total indebtedness divided by total assets (total indebtedness plus total equity in the case of the 8.875% Senior Notes) must not exceed 75.0%;
(iii)

the ratio of EBITDA over debt service obligations as defined in the respective credit facilities and the GasLog guarantees (including interest and debt repayments) on a trailing 12 months’ basis must be not less than 110.0%  (100.0% in  relation to the 8.875% Senior Notes);

(iv)

the aggregate amount of all unencumbered cash and cash equivalents must be not less than the higher of 3.0% of total indebtedness or $50,000 after the first drawdown (must be not less than the higher of 2.5% of total indebtedness or $35,000 in relation to the 8.875% Senior Notes); and

(v)	the Group’s market value adjusted net worth must at all times be not less than $350,000 ($300,000 in relation to the 8.875% Senior Notes).

GasLog as issuer of the NOK 2021 Bonds is required to comply with the financial covenants listed above. Also, under the NOK 2021 Bonds GasLog is permitted to make Distributions up to a maximum amount per share per annum for the years 2019, 2020 and 2021 of $1.20/share provided that GasLog can demonstrate by delivering a compliance certificate to the trustee of the NOK 2021 Bonds that no event of default is continuing or would result from such Distributions.

Compliance with the loan financial covenants is required on a semi-annual basis while compliance with the NOK 2021 Bonds, the NOK 2024 Bonds and the 8.875% Senior Notes covenants is required at all times. The Group was in compliance with all financial covenants as of December 31, 2019.

Debt Repayment Schedule

The maturity table below reflects the principal repayments of the loans, the NOK 2021 Bonds, the NOK 2024 Bonds and the 8.875% Senior Notes outstanding as of December 31, 2019 based on the repayment schedule of the respective loan facilities (as described above):

As of
December 31,
2019
Not later than one year	268,090
Later than one year and not later than three years	1,557,232
Later than three years and not later than five years	638,491
Later than five years	734,498
Total	3,198,311

The weighted average interest rate for the outstanding loan facilities for the year ended December 31, 2019 was 5.05% (December 31, 2018: 4.84%) excluding the fixed interest rate for the interest rate swaps where hedge accounting is not applicable (Note 26).

After excluding the unamortized deferred loan issuance costs the carrying amount of the Group’s bank debt recognized in the consolidated financial statements approximates its fair value since the debt bears interest at a variable interest rate.